Share Capital - Schedule of Share Purchase Warrants Outstanding (Details)	12 Months Ended
Mar. 31, 2025 $ / shares shares
Schedule of Share Purchase Warrants Outstanding [Abstract]
Exercise price, Warrants issued upon Adventus acquisition | $ / shares	$ 4.41
Number of warrants outstanding, Warrants issued upon Adventus acquisition | shares	1,370,249
Expiry date, Warrants issued upon Adventus acquisition	Aug. 03, 2026